Trade and other receivables, net	12 Months Ended
Dec. 31, 2019
Trade and other receivables, net
Trade and other receivables, net

7.           Trade and other receivables, net

	2019	2018
Current
Customers
Foreign	2,759,993	2,404,531
Domestic	2,015,517	1,512,821
Fuel price stabilization fund(1)	256,303	3,828,691
Accounts receivable from employees	95,693	78,459
Industrial services	47,691	154,152
Related parties (Note 30)	27,449	23,480
Other	497,688	192,109
	5,700,334	8,194,243
Non–current
Accounts receivable from employees	508,588	470,609
Related parties (Note 30)	93,657	117,824
Domestic customers	52,819	—
Other	131,732	167,141
	786,796	755,574

(1)Corresponds to the application of Resolution 180522 of March 29, 2010 and other regulations that modify and add to it (Decree 1880 of 2014 and Decree 1068 of 2015), which establish the procedure to recognize the subsidy for refiners and importers of current motor gasoline and diesel, and the methodology for calculating the net position (the value arising from the differences between the parity price and the regulated price, which can be positive or negative). During 2019, the Group received COP$5,359,869 from the stabilization fund as follows: Ecopetrol received COP$4,435,974 and Reficar received COP$923,895 for the year 2018 and the first three quarters of 2019.

The book value of trade and other receivables approximates their fair value.

The changes in the allowance for doubtful accounts for the year ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
Opening balance	268,654	170,016	144,329
Additions, net	14,158	107,725	35,229
Accounts receivable write–off and uses	(21)	(9,087)	(9,542)
Closing balance	282,791	268,654	170,016